UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE              November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     28-06287                         ABANCO Investments, Ltd.
     28-03420                         Ashford Capital Management
     28-02635                         Gardner, Russo & Gardner
     28-04558                         Parametric Portfolio Associates
     28-10747                         La Couharde Investments, LLC
     28-10779                         New Generation Advisers Inc.
     28-01658                         Chieftain Capital Management Inc.
     28-07104                         WCM Investment Management
     28-05814                         Baldwin Brothers
     28-02588                         Klingenstein Fields & Co.

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $159
                                       (in thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE




COLUMN 1              COLUMN  2         COLUMN 3     COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
LOOPNET INC           COM               543524300    $159         12,566    SH           SOLE      NONE     12,566



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